Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000162154
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Asset Allocation Fund Inc.-Institutional Class
Account Value	$ 21,548	$ 21,002	$ 20,577	$ 21,553	$ 21,411	$ 20,987	$ 20,628	$ 19,862	$ 18,196	$ 18,421	$ 19,082	$ 19,036	$ 18,839	$ 18,146	$ 18,109	$ 18,040	$ 17,439	$ 17,838	$ 16,952	$ 17,514	$ 16,497	$ 15,948	$ 17,137	$ 17,769	$ 16,514	$ 17,215	$ 17,259	$ 18,556	$ 18,076	$ 18,678	$ 20,053	$ 19,489	$ 19,793	$ 18,833	$ 19,530	$ 19,226	$ 18,566	$ 18,120	$ 18,250	$ 17,509	$ 17,323	$ 17,311	$ 17,882	$ 17,482	$ 16,502	$ 16,807	$ 16,968	$ 16,530	$ 15,944	$ 15,888	$ 15,077	$ 13,981	$ 15,298	$ 15,940	$ 15,478	$ 15,399	$ 15,002	$ 14,935	$ 15,088	$ 14,899	$ 14,706	$ 14,104	$ 14,210	$ 13,844	$ 13,502	$ 13,013	$ 12,312	$ 12,983	$ 12,648	$ 13,371	$ 13,268	$ 12,869	$ 12,499	$ 12,316	$ 12,134	$ 12,198	$ 12,198	$ 12,511	$ 12,038	$ 12,027	$ 11,791	$ 11,587	$ 11,452	$ 11,466	$ 11,335	$ 11,419	$ 11,204	$ 10,957	$ 10,957	$ 10,629	$ 10,451	$ 10,428	$ 10,300	$ 10,499	$ 10,538	$ 10,496	$ 10,343	$ 10,200	$ 10,040	$ 10,008	$ 9,578	$ 9,560	$ 9,856	$ 10,014	$ 10,000
C000020616
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Asset Allocation Fund Inc.-Investor Class
Account Value	$ 22,371	21,808	21,365	22,392	22,245	21,808	21,439	20,650	18,916	19,161	19,846	19,802	19,606	18,888	18,854	18,782	18,159	18,581	17,661	18,250	17,195	16,625	17,865	18,531	17,227	17,960	18,010	19,368	18,870	19,499	20,943	20,357	20,680	19,682	20,413	20,098	19,415	18,952	19,092	18,323	18,128	18,119	18,722	18,304	17,282	17,611	17,780	17,328	16,716	16,661	15,812	14,667	16,053	16,728	16,247	16,169	15,753	15,687	15,849	15,654	15,455	14,828	14,940	14,558	14,201	13,690	12,956	13,664	13,314	14,083	13,974	13,560	13,169	12,980	12,791	12,863	12,863	13,197	12,698	12,688	12,445	12,233	12,090	12,110	11,974	12,063	11,839	11,577	11,581	11,237	11,048	11,030	10,894	11,109	11,154	11,113	10,951	10,804	10,638	10,604	10,152	10,140	10,446	10,619		$ 10,545	$ 10,135	$ 10,293	$ 10,699	$ 10,468	$ 10,509	$ 10,454	$ 10,571	$ 10,575	$ 10,212	$ 10,333	$ 10,358	$ 10,222	$ 9,842	$ 10,039	$ 9,735	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 30,757	29,692	28,289	29,494	28,574	27,126	26,678	25,518	23,383	23,885	25,081	25,487	24,693	23,163	23,063	22,708	21,904	22,452	21,125	22,416	21,230	19,640	21,632	22,552	20,648	22,505	22,464	24,610	23,729	24,462	25,797	24,690	24,862	23,234	24,368	23,649	23,100	22,573	22,416	21,281	20,388	19,841	20,043	19,301	17,397	17,872	18,578	17,332	16,407	16,087	15,356	13,611	15,529	16,922	16,928	16,433	15,857	15,521	15,236	15,481	15,262	14,257	15,224	14,632	14,353	13,906	12,875	14,153	13,870	14,887	14,803	14,336	13,822	13,737	13,414	13,363	13,711	14,236	13,465	13,317	12,921	12,626	12,371	12,333	12,085	12,010	11,843	11,723	11,709	11,262	11,052	10,838	10,451	10,645	10,643	10,628	10,250	10,224	10,043	10,005	9,369	9,382	9,872	10,030	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,521	32,360	30,831	32,144	31,142	29,563	29,075	27,811	25,484	26,031	27,334	27,777	26,912	25,244	25,135	24,749	23,872	24,469	23,023	24,430	23,137	21,404	23,575	24,578	22,503	24,527	24,483	26,821	25,861	26,659	28,114	26,908	27,096	25,322	26,557	25,773	25,175	24,601	24,431	23,193	22,220	21,623	21,844	21,035	18,960	19,478	20,247	18,889	17,881	17,532	16,735	14,834	16,924	18,442	18,449	17,909	17,282	16,915	16,605	16,872	16,633	15,538	16,592	15,946	15,642	15,156	14,031	15,424	15,116	16,225	16,133	15,624	15,064	14,971	14,619	14,563	14,943	15,515	14,675	14,513	14,082	13,760	13,482	13,441	13,170	13,089	12,907	12,776	12,761	12,274	12,045	11,812	11,390	11,602	11,599	11,583	11,171	11,142	10,946	10,903	10,211	10,225	10,758	10,931		10,898	10,051	10,306	10,967	10,742	10,954	10,815	10,712	10,885	10,293	10,612	10,638	10,360	10,113	10,257	9,862	10,000
ValueLine Index: 60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond-MANROR
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,888	22,207	21,292	22,127	21,534	20,728	20,472	19,611	18,144	18,511	19,338	19,609	19,135	18,233	18,221	17,981	17,391	17,833	16,906	17,700	16,838	15,938	17,320	17,998	16,750	17,933	17,880	19,342	18,943	19,436	20,342	19,690	19,779	18,804	19,527	19,105	18,721	18,371	18,261	17,542	17,067	16,809	16,966	16,514	15,324	15,631	16,057	15,349	14,721	14,499	14,038	12,907	14,085	14,837	14,752	14,458	14,115	13,900	13,753	13,784	13,642	12,984	13,487	13,130	12,881	12,615	11,952	12,643	12,448	13,091	13,067	12,761	12,451	12,405	12,182	12,183	12,365	12,719	12,305	12,197	11,965	11,786	11,653	11,592	11,426	11,385	11,253	11,149	11,143	10,847	10,713	10,579	10,445	10,594	10,595	10,591	10,338	10,248	10,139	10,100	9,681	9,660	9,900	10,008	$ 10,000
ValueLine Index: 60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond-MANROR
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg U.S. Aggregate Bond Index
Account Value	$ 24,685	$ 23,945	$ 22,952	$ 23,856	$ 23,212	$ 22,330	$ 22,050	$ 21,122	$ 19,533	$ 19,930	$ 20,824	$ 21,118	$ 20,602	$ 19,617	$ 19,601	$ 19,342	$ 18,705	$ 19,179	$ 18,177	$ 19,042	$ 18,110	$ 17,126	$ 18,622	$ 19,354	$ 17,999	$ 19,285	$ 19,229	$ 20,811	$ 20,370	$ 20,904	$ 21,885	$ 21,174	$ 21,272	$ 20,209	$ 20,994	$ 20,533	$ 20,118	$ 19,739	$ 19,621	$ 18,839	$ 18,317	$ 18,032	$ 18,201	$ 17,709	$ 16,414	$ 16,748	$ 17,212	$ 16,438	$ 15,759	$ 15,518	$ 15,016	$ 13,789	$ 15,072	$ 15,896	$ 15,809	$ 15,488	$ 15,114	$ 14,879	$ 14,719	$ 14,759	$ 14,605	$ 13,891	$ 14,444	$ 14,055	$ 13,788	$ 13,499	$ 12,778	$ 13,535	$ 13,325	$ 14,024	$ 13,997	$ 13,664	$ 13,326	$ 13,276	$ 13,035	$ 13,033	$ 13,233	$ 13,617	$ 13,164	$ 13,047	$ 12,794	$ 12,598	$ 12,452	$ 12,388	$ 12,207	$ 12,163	$ 12,021	$ 11,910	$ 11,903	$ 11,582	$ 11,437	$ 11,291	$ 11,140	$ 11,300	$ 11,301	$ 11,296	$ 11,021	$ 10,928	$ 10,809	$ 10,767	$ 10,313	$ 10,292	$ 10,556	$ 10,673		$ 10,664	$ 10,155	$ 10,280	$ 10,683	$ 10,520	$ 10,692	$ 10,618	$ 10,571	$ 10,656	$ 10,340	$ 10,446	$ 10,458	$ 10,262	$ 10,075	$ 10,188	$ 9,907	$ 10,000